UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4647
                                   ------------


                       RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota         55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     6/30
                         --------------
Date of reporting period:    3/31
                         --------------

                               PORTFOLIO HOLDINGS
                                      FOR
                     RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND
                   RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND
                      RIVERSOURCE MICHIGAN TAX-EXEMPT FUND
                     RIVERSOURCE MINNESOTA TAX-EXEMPT FUND
                      RIVERSOURCE NEW YORK TAX-EXEMPT FUND
                        RIVERSOURCE OHIO TAX-EXEMPT FUND
                               AT MARCH 31, 2006


Investments in Securities

RiverSource California Tax-Exempt Fund

March 31, 2006 (Unaudited)

(Percentages represent value of investments compared to net assets)



Municipal Bonds (95.9%)

Name of                 Coupon              Principal          Value(a)
issuer and               rate                amount
title of
issue(c,d)

Abag Finance Authority for Nonprofit Corporations
   Certificate of Participation
   National Center for International Schools Project
   Series 1996
     05-01-26             7.38%            $2,200,000        $2,245,474
Abag Finance Authority for Nonprofit Corporations
   Revenue Bonds
   San Diego Hospital Association
   Series 2001A
     08-15-20             6.13              2,500,000         2,699,000
Alhambra City Elementary School District
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero Coupon
   Series 1999A (FSA)
   09-01-22               5.95              1,055,000(e)        496,293
Anaheim Union High School District
   Prerefunded Unlimited General Obligation Bonds
   Series 2002A (FSA)
     08-01-16             5.38              1,550,000         1,690,523

Municipal Bonds (continued)

Name of                 Coupon              Principal          Value(a)
issuer and               rate                amount
title of
issue(c,d)

Beaumont Financing Authority
   Revenue Bonds
   Series 2000A
     09-01-32             7.38%            $1,955,000        $2,079,201
Beverly Hills Public Financing Authority
   Revenue Bonds
   Capital Improvements Project
   Series 1998A
     06-01-23             5.00              3,000,000         3,074,970
California Educational Facilities Authority
   Revenue Bonds
   Stanford University
   Series 1997N
     12-01-27             5.20              1,000,000         1,032,420
California Educational Facilities Authority
   Revenue Bonds
   University of Southern California
   Series 2003A
     10-01-33             5.00              2,000,000         2,061,800

Municipal Bonds (continued)

Name of                 Coupon              Principal          Value(a)
issuer and               rate                amount
title of
issue(c,d)

California Health Facilities Financing Authority
   Revenue Bonds
   Catholic Healthcare West
   Series 2004G
     07-01-23             5.25%            $3,500,000        $3,622,744
California Health Facilities Financing Authority
   Revenue Bonds
   Sutter Health
   Series 1999A (MBIA)
     08-15-28             5.35              2,500,000         2,639,525
California Infrastructure & Economic Development Bank
   Revenue Bonds
   Bay Area Toll Bridges
   1st Lien
   Series 2003A (AMBAC)
     07-01-36             5.00                225,000           232,304

See accompanying notes to investments in securities.

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1 --  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2006

RiverSource California Tax-Exempt Fund

Name of                 Coupon              Principal          Value(a)
issuer and               rate                amount
title of
issue(c,d)

California Rural Home Mortgage Finance Authority
   Revenue Bonds
   Mortgage-backed Securities Program
   Series 1998B-5 (GNMA/FNMA/FHLMC) A.M.T.
     12-01-29             6.35%               $65,000           $65,140
California State Department of Water Resources
   Prerefunded Revenue Bonds
   Series 2002A (MBIA)
     05-01-15             6.00              2,000,000         2,262,900
California State Department of Water Resources
   Revenue Bonds
   Series 2002A (MBIA)
     05-01-09             5.25              3,200,000         3,355,968
     05-01-10             5.25              3,000,000         3,181,200
California State Public Works Board
   Revenue Bonds
   Department of General Services
   Capital East End
   Series 2002A
     12-01-06             5.00              1,000,000         1,008,490
California Statewide Communities Development Authority
   Prerefunded Revenue Bonds
   Thomas Jefferson School of Law Project
   Series 2001
     10-01-31             7.75              2,500,000         2,951,075
California Statewide Communities Development Authority
   Revenue Bonds
   Kaiser Permanente
   Series 2004E
     04-01-32             3.88                750,000           741,120
City of Los Angeles
   Revenue Bonds
   Series 2003A (FSA)
     02-01-13             5.00              2,000,000         2,144,180
Commonwealth of Puerto Rico
   Unlimited General Obligation Bonds
   Public Improvement
   Series 2004A
     07-01-24             5.00              1,000,000(b)      1,027,100
Contra Costa Water District
   Refunding Revenue Bonds
   Series 2003M (FSA)
     10-01-16             5.00              1,500,000         1,598,235
Coronado Community Development Agency
   Tax Allocation Bonds
   Coronado Community Development Project
   Series 2005 (AMBAC)
     09-01-35             5.00              2,000,000         2,056,140
County of Riverside
   Certificate of Participation
   Series 1998 (MBIA)
     12-01-21             5.00              1,530,000         1,583,443
County of San Diego
   Certificate of Participation
   Series 1993 Inverse Floater (AMBAC)
     09-01-07             7.32              3,200,000(f)      3,380,031

Municipal Bonds (continued)

Name of                 Coupon              Principal          Value(a)
issuer and               rate                amount
title of
issue(c,d)

Desert Sands Unified School District
   Refunding Certificate of Participation
   Series 2003 (MBIA)
     03-01-17             5.25%            $1,135,000        $1,227,650
Encinitas Union School District
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero    Coupon
   Series 1996 (MBIA)
     08-01-15             5.85              2,500,000(e)      1,670,800
Fontana Unified School District
   Unlimited General Obligation Bonds
   Convertible Capital Appreciation
   Series 1997D (FGIC)
     05-01-22             5.75              2,000,000         2,150,080
Golden State Tobacco Securitization Corporation
   Enhanced Asset-backed Revenue Bonds
   Series 2005A
     06-01-19             5.00              1,500,000         1,537,710
     06-01-45             5.00              1,200,000         1,218,708
Golden State Tobacco Securitization Corporation
   Enhanced Asset-backed Revenue Bonds
   Series 2005A (FGIC)
     06-01-35             5.00              2,000,000         2,059,100
Golden State Tobacco Securitization Corporation
   Prerefunded Enhanced Asset-backed Revenue Bonds
   Series 2003B (FSA)
     06-01-43             5.00                110,000           117,132
Golden State Tobacco Securitization Corporation
   Revenue Bonds
   Series 2003A-1
     06-01-33             6.25              2,490,000         2,712,606
     06-01-39             6.75              1,250,000         1,405,763
     06-01-40             6.63                750,000           833,948
Grossmont-Cuyamaca Community College District
   Unlimited General Obligation Bonds
   Election of 2002
   Series 2005B (FGIC)
     08-01-26             5.00              3,000,000         3,140,910
Inglewood Redevelopment Agency
   Refunding Tax Allocation Bonds
   Merged Redevelopment Project
   Series 1998A (AMBAC)
     05-01-23             5.25              1,100,000         1,212,156
Lake Elsinore Public Financing Authority
   Revenue Bonds
   Series 1997F
     09-01-20             7.10                800,000           844,712
Lancaster Redevelopment Agency
   Refunding Tax Allocation Bonds
   Combined Redevelopment Project Areas
   Series 2003 (MBIA)
     08-01-17             5.13              1,840,000         2,000,669

Municipal Bonds (continued)

Name of                 Coupon              Principal          Value(a)
issuer and               rate                amount
title of
issue(c,d)

Los Angeles County Sanitation Districts Financing
Authority
   Revenue Bonds
   Capital Project
   Series 2003A (FSA)
     10-01-13             5.00%            $2,000,000        $2,153,800
Los Angeles Department of Water & Power
   Revenue Bonds
   Power System
   Series 2003B (FSA)
     07-01-16             5.13              1,460,000         1,568,142
     07-01-17             5.13              2,315,000         2,478,647
Los Angeles Harbor Department
   Revenue Bonds
   Series 1988 Escrowed to Maturity
     10-01-18             7.60                925,000         1,120,693
Los Angeles Unified School District
   Certificate of Participation
   Multiple Properties Project
   Series 2002B Escrowed to Maturity (FSA)
     10-01-08             5.00              1,000,000         1,036,180
Menlo Park
   Unlimited General Obligation Bonds
   Series 2002
     08-01-32             5.30              1,900,000         2,017,515
Metropolitan Water District of Southern California
   Prerefunded Revenue Bonds
   Series 1997A
     07-01-26             5.00              1,735,000         1,795,673
Oxnard School District
   Unlimited General Obligation Refunding Bonds
   Series 2001A (MBIA)
     08-01-30             5.75              2,575,000         2,993,875
Palomar Pomerado Health
   Unlimited General Obligation Bonds
   Election of 2004
   Series 2005A (AMBAC)
     08-01-29             4.50              2,500,000         2,457,300
Pittsburg Redevelopment Agency
   Tax Allocation Bonds
   Los Medanos Community Development Project
   Zero Coupon
   Series 1999 (AMBAC)
     08-01-24             6.05              2,100,000(e)        894,915
Port of Oakland
   Revenue Bonds
   Series 1997G (MBIA) A.M.T.
     11-01-25             5.38              3,080,000         3,206,034
Port of Oakland
   Revenue Bonds
   Series 2000K (FGIC) A.M.T.
     11-01-18             5.63              1,000,000         1,055,090

See accompanying notes to investments in securities.

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2 --  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2006

RiverSource California Tax-Exempt Fund

Name of                 Coupon              Principal          Value(a)
issuer and               rate                amount
title of
issue(c,d)

Puerto Rico Public Finance Corporation
   Revenue Bonds
   Commonwealth Appropriation
   Series 2004A (MBIA)
     08-01-29             5.25%            $1,000,000(b)     $1,071,810
Sacramento Municipal Utility District
   Refunding Revenue Bonds
   Series 2003S (FSA)
     11-15-10             5.00              2,500,000         2,651,750
Sacramento Municipal Utility District
   Revenue Bonds
   Series 2001N (MBIA)
     08-15-28             5.00                350,000           360,588
San Diego Public Water Facilities Financing Authority
   Revenue Bonds
   Series 2002 (MBIA)
     08-01-26             5.00              2,500,000         2,584,650
San Diego Unified School District
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero Coupon
   Series 1999A (FGIC)
     07-01-12             3.70              3,420,000(e)      2,664,727
San Francisco Bay Area Transit Financing Authority
   Revenue Bonds
   Series 2001 (AMBAC)
     07-01-36             5.13              2,000,000         2,054,800
San Francisco City & County Airports Commission
   Refunding Revenue Bonds
   2nd Series 2001B-27 (FGIC)
     05-01-16             5.25              2,170,000         2,321,097
San Francisco City & County Public Utilities Commission
   Revenue Bonds
   Series 2002A (MBIA)
     11-01-25             5.00              2,000,000         2,084,000
San Francisco State Building Authority
   Prerefunded Revenue Bonds
   San Francisco Civic Center Complex
   Series 1996A (AMBAC)
     12-01-16             5.25              1,750,000         1,805,545
San Jose Redevelopment Agency
   Refunding Tax Allocation Bonds
   Merged Area Redevelopment Project
   Series 2004A (MBIA)
     08-01-18             4.54              2,000,000         2,026,880
San Jose Redevelopment Agency
   Tax Allocation Bonds
   Merged Area Redevelopment Project
   Series 2003 (FGIC)
     08-01-33             4.90              2,395,000         2,457,054
San Juan Unified School District
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero Coupon
   Series 1999 (FSA)
     08-01-21             5.68                820,000(e)        407,269
     08-01-24             5.70              1,810,000(e)        771,332

Municipal Bonds (continued)

Name of                 Coupon              Principal          Value(a)
issuer and               rate                amount
title of
issue(c,d)

San Mateo County Community College District
   Unlimited General Obligation Bonds
   Election of 2001
   Series 2002A (FGIC)
     09-01-18             5.38%            $1,000,000        $1,083,450
Santa Maria Joint Union High School District
   Unlimited General Obligation Bonds
   Election of 2000
   Series 2003B (FSA)
     08-01-27             5.00              3,000,000         3,136,260
Semitropic Improvement District
   Revenue Bonds
   Series 2004A (XLCA)
     12-01-28             5.00              2,000,000         2,055,040
State of California
   Prerefunded Unlimited General Obligation Bonds
   Series 2000
     05-01-19             5.63              2,365,000         2,558,741
     10-01-25             5.38              2,060,000         2,200,616
State of California
   Unlimited General Obligation Bonds
   Series 2000 (MBIA)
     09-01-13             5.25              1,500,000(g)      1,600,575
State of California
   Unlimited General Obligation Bonds
   Series 2001
     03-01-31             5.13              2,500,000         2,570,200
     06-01-31             5.13              2,500,000         2,573,350
State of California
   Unlimited General Obligation Bonds
   Series 2002
     02-01-15             6.00              1,000,000         1,130,700
State of California
   Unlimited General Obligation Bonds
   Series 2003
     02-01-10             5.00              1,000,000         1,044,440
     02-01-21             5.25              2,500,000         2,654,125
     02-01-29             5.25              2,500,000         2,617,900
     02-01-32             5.00              2,500,000         2,555,175
State of California
   Unlimited General Obligation Bonds
   Series 2003 (FGIC)
     11-01-20             5.25              1,000,000         1,073,510
State of California
   Unlimited General Obligation Bonds
   Series 2004
     03-01-14             5.25              2,000,000         2,156,680
     04-01-29             5.30              2,000,000         2,113,520
     02-01-33             5.00              1,000,000         1,022,010
State of California
   Unlimited General Obligation Bonds
   Series 2004 (FGIC)
     02-01-33             5.00              2,500,000         2,578,175
State of California
   Unlimited General Obligation Bonds
   Series 2004A
     01-01-11             5.25              3,000,000         3,201,600

Municipal Bonds (continued)

Name of                 Coupon              Principal          Value(a)
issuer and               rate                amount
title of
issue(c,d)

State of California
   Unlimited General Obligation Bonds
   Series 2004A (FGIC)
     07-01-17             5.00%            $2,000,000        $2,099,360
State of California
   Unlimited General Obligation Bonds
   Various Purpose
   Series 2003
     11-01-22             5.00              2,000,000         2,077,820
     11-01-23             5.13              2,500,000         2,620,500
     11-01-24             5.13              2,000,000         2,093,760
State of California
   Unlimited General Obligation Bonds
   Veterans
   Series 2000B A.M.T.
     12-01-12             4.95              2,250,000         2,302,583
     12-01-13             5.05              1,435,000         1,468,436
     12-01-14             5.15              2,535,000         2,590,060
State of California
   Unrefunded Unlimited General Obligation Bonds
   Series 2000
     05-01-19             5.63                635,000           681,285
     10-01-25             5.38                440,000           464,446
Stockton
   Revenue Bonds
   Mortgage-backed Securities Program
   Series 1990A (GNMA/FNMA/FHLMC) A.M.T.
     02-01-23             7.50                 30,000            30,437
Tobacco Securitization Authority of Northern California
   Prerefunded Asset-backed Revenue Bonds
   Series 2001A
     06-01-41             5.38                255,000           275,239
Tobacco Securitization Authority of Southern California
   Asset-backed Revenue Bonds
   Series 2002A
     06-01-43             5.63              1,000,000         1,022,930
University of California
   Revenue Bonds
   Multiple Purpose Projects
   Series 2000K (FGIC)
     09-01-20             5.00              1,010,000         1,049,643
University of California
   Revenue Bonds
   Multiple Purpose Projects
   Series 2003Q (FSA)
     09-01-18             5.00              2,000,000         2,108,440
Walnut Energy Center Authority
   Revenue Bonds
   Series 2004A (AMBAC)
     01-01-29             5.00              2,500,000         2,575,800
     01-01-34             5.00              1,000,000         1,027,040
Western Hills Water District
   Special Tax Bonds
   Diablo Grande Community Facilities #1
   Series 2001
     09-01-31             6.88              1,000,000         1,043,870

See accompanying notes to investments in securities.

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



RiverSource California Tax-Exempt Fund

Municipal Bonds (continued)

Name of                 Coupon              Principal          Value(a)
issuer and               rate                amount
title of
issue(c,d)

Whittier Union High School District
   Prerefunded Unlimited General Obligation Bonds
   Election of 1999
   Series 2003D (FSA)
     08-01-28             5.00%            $2,615,000        $2,824,723

Total Municipal Bonds
(Cost: $178,361,052)                                       $183,683,025

Municipal Notes (2.2%)
Issue(c,d,h)           Effective              Amount           Value(a)
                         yield              payable at
                                             maturity
California Housing Finance Agency
   Revenue Bonds
   Home Mortgage
   V.R.D.N. Series 2001J FSA A.M.T.
     02-01-32             3.20%               $55,000           $55,000

Municipal Notes (continued)

Issue(c,d,h)           Effective            Amount             Value(a)
                         yield            payable at
                                           maturity
California Housing Finance Agency
   Revenue Bonds
   Home Mortgage
   V.R.D.N. Series 2002J
   (Lloyds TSB Bank) MBIA A.M.T.
     02-01-33             3.20%            $1,165,000        $1,165,000
California Infrastructure & Economic Development Bank
   Revenue Bonds
   Rand Corporation
   V.R.D.N. Series 2002B
   (JPMorgan Chase Bank) AMBAC
     04-01-42             3.09                270,000           270,000
California State Department of Water Resources
   Revenue Bonds
   V.R.D.N. Series 2002B-3
   (Bank of New York)
     05-01-22             3.07                200,000           200,000

Municipal Notes (continued)

Issue(c,d,h)          Effective              Amount            Value(a)
                         yield            payable at
                                           maturity

Regional Airports Improvement Corporation
   Revenue Bonds
   Los Angeles International Airport
   V.R.D.N. Series 1989 (Societe Generale) A.M.T.
     12-01-25             3.23%            $2,200,000         $2,200,00
State of California
   Revenue Bonds
   V.R.D.N. Series 2004C-2
   (Bank of America)
     07-01-23             3.16                400,000           400,000

Total Municipal Notes
(Cost: $4,290,000)                                           $4,290,000

Total Investments in Securities
(Cost: $182,651,052)(i)                                    $187,973,025


Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Dec. 31, 2005.

(b) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.1% of net assets at March 31, 2006.

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA   -- ACA Financial Guaranty Corporation
     AMBAC -- Ambac Assurance Corporation
     BIG   -- Bond Investors Guarantee
     CGIC  -- Capital Guaranty Insurance Company
     FGIC  -- Financial Guaranty Insurance Company
     FHA   -- Federal Housing Authority
     FNMA  -- Federal National Mortgage Association
     FHLMC -- Federal Home Loan Mortgage Corporation
     FSA   -- Financial Security Assurance
     GNMA  -- Government National Mortgage Association
     MBIA  -- MBIA Insurance Corporation
     XLCA  -- XL Capital Assurance

(d) The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   -- Alternative Minimum Tax -- At March 31, 2006, the value of securities subject to alternative minimum tax represented 7.4% of net assets.
     B.A.N.   -- Bond Anticipation Note
     C.P.     -- Commercial Paper
     R.A.N.   -- Revenue Anticipation Note
     T.A.N.   -- Tax Anticipation Note
     T.R.A.N. -- Tax & Revenue Anticipation Note
     V.R.     -- Variable Rate
     V.R.D.B. -- Variable Rate Demand Bond
     V.R.D.N. -- Variable Rate Demand Note

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on March 31, 2006. At March 31, 2006, the value of inverse floaters represented 1.8% of net assets.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts:

     Type of security                                           Notional amount
     --------------------------------------------------------------------------
     Sale contracts
     U.S. Long Bond, June 2006, 20-year                             $1,700,000

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



RiverSource California Tax-Exempt Fund

Notes to Investments in Securities (continued)

(h) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2006.

(i) At March 31, 2006, the cost of securities for federal income tax purposes was approximately $182,651,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation                                           $6,118,000
   Unrealized depreciation                                             (796,000)
   -----------------------------------------------------------------------------
   Net unrealized appreciation                                       $5,322,000

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


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5 --  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2006

Investments in Securities

RiverSource Massachusetts Tax-Exempt Fund

March 31, 2006 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds (98.0%)
Name of                 Coupon              Principal          Value(a)
Issuer and               rate                amount
title of
issue(d.e)

Boston Metropolitan District
   Unlimited General Obligation Refunding Bonds
   Series 2002A
     12-01-11             5.13%            $2,050,000        $2,181,590
City of Boston
   Revenue Bonds
   Series 2004A
     11-01-22             5.00              1,000,000         1,049,710
City of Boston
   Unlimited General Obligation Bonds
   Series 2005A
     01-01-14             5.00              1,000,000         1,068,680
City of Boston
   Unlimited General Obligation Refunding Bonds
   Series 2003A (MBIA)
     02-01-23             5.00              1,000,000(g)      1,038,550
City of Springfield
   Limited General Obligation Bonds
   State Qualified
   Series 2003 (MBIA)
     01-15-20             5.25              1,405,000         1,504,825
Commonwealth of Massachusetts
   Limited General Obligation Bonds
   Consolidated Loan
   Series 2002C (FSA)
     11-01-15             5.50              2,500,000         2,776,824
Commonwealth of Massachusetts
   Limited General Obligation Bonds
   Consolidated Loan
   Series 2002E
     01-01-10             5.50              3,000,000         3,180,299
Commonwealth of Massachusetts
   Limited General Obligation Refunding Bonds
   Series 1997A (AMBAC)
     08-01-10             5.75              2,185,000         2,360,456
Commonwealth of Massachusetts
   Prerefunded Limited General Obligation Bonds
   Consolidated Loan
   Series 2002A (FGIC)
     01-01-14             5.00              2,500,000         2,581,799
Commonwealth of Massachusetts
   Prerefunded Limited General Obligation Bonds
   Consolidated Loan
   Series 2002C
     11-01-30             5.25              2,000,000         2,155,140
Commonwealth of Massachusetts
   Prerefunded Unlimited General Obligation Bonds
   Consolidated Loan
   Series 2003D
     10-01-22             5.25              1,000,000         1,078,190

Municipal Bonds (continued)

Name of                 Coupon              Principal          Value(a)
Issuer and               rate                amount
title of
issue(d.e)

Commonwealth of Massachusetts
   Revenue Bonds
   Grant Anticipation Notes
   Series 1998A (FSA)
     06-15-09             5.25%            $1,500,000        $1,565,685
Commonwealth of Massachusetts
   Special Obligation Refunding Bonds
   Federal Highway Grant Anticipation Notes
   Series 2003A (FSA)
     12-15-14             5.00              1,000,000         1,065,210
Commonwealth of Massachusetts
   Unlimited General Obligation Bonds
   Consolidated Loan
   Series 2005B
     08-01-14             5.00                750,000           798,233
Commonwealth of Puerto Rico
   Unlimited General Obligation Bonds
   Public Improvement
   Series 2001 (FSA)
     07-01-16             5.50                500,000(c)        558,905
Freetown Lakeville Regional School District
   Unlimited General Obligation Bonds
   Series 2003 (MBIA)
     01-01-13             5.00              1,865,000         1,986,579
Massachusetts Bay Transportation Authority
   Refunding Revenue Bonds
   Series 1992B
     03-01-16             6.20              1,500,000         1,710,780
Massachusetts Bay Transportation Authority
   Revenue Bonds
   Series 2005A
     07-01-31             5.00                500,000           539,030
Massachusetts Bay Transportation Authority
   Special Assessment Bonds
   Series 2005A
     07-01-25             5.00                250,000           262,045
     07-01-26             5.00                250,000           261,270
     07-01-31             5.00                750,000           778,043
Massachusetts Development Finance Agency
   Prerefunded Revenue Bonds
   Briarwood
   Series 2001B
     12-01-30             8.25                750,000           895,290
Massachusetts Development Finance Agency
   Revenue Bonds
   Devens Electric System
   Series 2001
     12-01-30             6.00              1,000,000         1,066,550

Municipal Bonds (continued)

Name of                 Coupon              Principal          Value(a)
Issuer and               rate                amount
title of
issue(d.e)

Massachusetts Development Finance Agency
   Revenue Bonds
   May Institute
   Series 1999 (Radian Group Financial Guaranty)
     09-01-29             5.75%            $1,000,000        $1,048,590
Massachusetts Development Finance Agency
   Revenue Bonds
   Smith College
   Series 2005
     07-01-35             5.00                500,000           515,260
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Boston College
   Series 2003N
     06-01-21             5.25              1,000,000         1,070,000
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Harvard University
   Series 2002FF
     07-15-37             5.13              2,500,000         2,602,474
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Massachusetts Institute of Technology
   Series 2003L
     07-01-13             5.00              1,000,000         1,067,440
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Massachusetts Institute of Technology
   Series 2004M
     07-01-25             5.25              1,000,000         1,126,220
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Williams College
   Series 2003H
     07-01-33             5.00              1,750,000         1,804,513
Massachusetts Housing Finance Agency
   Revenue Bonds
   Single Family
   Series 2003-98 A.M.T.
     06-01-23             4.88                985,000           990,920
Massachusetts Housing Finance Agency
   Revenue Bonds
   Single Family
   Series 2006-122 A.M.T.
     12-01-31             4.85                750,000           748,208
Massachusetts Industrial Finance Agency
   Revenue Bonds
   Tufts University
   Series 1998H (MBIA)
     02-15-28             4.75              1,000,000         1,006,860

See accompanying notes to investments in securities.

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6 --  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2006

RiverSource Massachusetts Tax-Exempt Fund

Name of                 Coupon              Principal          Value(a)
Issuer and               rate                amount
title of
issue(d.e)

Massachusetts Municipal Wholesale Electric Company
   Revenue Bonds
   Nuclear Project #5
   Series 2001A (MBIA)
     07-01-10             5.00%            $1,000,000        $1,046,520
Massachusetts Port Authority
   Revenue Bonds
   Series 2003A (MBIA)
     07-01-18             5.00              1,000,000         1,046,880
Massachusetts School Building Authority
   Revenue Bonds
   Series 2005A (FSA)
     08-15-22             5.00              1,000,000         1,049,490
     08-15-24             5.00              1,000,000         1,047,140
     08-15-30             5.00                750,000           782,430
Massachusetts State Water Pollution Abatement
   Revenue Bonds
   Pool Program
   Series 2004-10
     08-01-34             5.00              1,000,000         1,035,030
Massachusetts State Water Pollution Abatement
   Unrefunded Revenue Bonds
   Pool Program
   Series 2002-8
     08-01-20             5.00                 25,000            26,184
Massachusetts Water Resources Authority
   Refunding Revenue Bonds
   Series 1998B (FSA)
     08-01-11             5.50              1,930,000         2,088,569
Massachusetts Water Resources Authority
   Revenue Bonds
   Series 1992A (FGIC)
     07-15-19             6.50              2,000,000         2,377,060

Municipal Bonds (continued)

Name of                 Coupon              Principal          Value(a)
Issuer and               rate                amount
title of
issue(d.e)

Massachusetts Water Resources Authority
   Revenue Bonds
   Series 2004D (MBIA)
     08-01-27             4.75%            $1,000,000        $1,017,260
Massachusetts Water Resources Authority
   Revenue Bonds
   Series 2006A (AMBAC)
     08-01-31             5.00                500,000           522,530
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 1998DD (FSA)
     07-01-13             5.13              1,000,000(c)      1,048,530
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 2002A Inverse Floater (MBIA)
     07-01-17             6.14                500,000(b,c)      618,300
Puerto Rico Highway & Transportation Authority
   Revenue Bonds
   Series 1996Y
     07-01-13             6.25                300,000(c)        338,223
Puerto Rico Public Buildings Authority
   Refunding Revenue Bonds
   Government Facilities
   Series 2004J (AMBAC)
     07-01-36             5.00                625,000(c)        660,938
University of Massachusetts Building Authority
   Prerefunded Revenue Bonds
   Series 2003-1 (AMBAC)
     11-01-21             5.25              1,000,000         1,079,580
University of Massachusetts Building Authority
   Revenue Bonds
   Series 1976 Escrowed to Maturity
     05-01-11             7.50                 50,000            54,530

Municipal Bonds (continued)

Name of                 Coupon              Principal          Value(a)
Issuer and               rate                amount
title of
issue(d.e)

   Woods Hole Martha's Vineyard &
   Nantucket Steamship Authority
   Revenue Bonds
   Series 2004B
     03-01-20             5.00%              $750,000          $790,748
Worcester
   Limited General Obligation Bonds
   Series 2001A (FGIC)
     08-15-12             5.50              1,400,000         1,508,752

Total Municipal Bonds
(Cost: $61,894,797)                                         $62,582,862

Municipal Notes (0.4%)
Issuer (d,e,f)        Effective               Amount            Value(a)
                         yield              payable at
                                             maturity

Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Capital Asset Program
   V.R.D.N. Series 1985E (Fleet National Bank)
     01-01-35             3.13%              $160,000          $160,000
Massachusetts Water Resources Authority
   Refunding Revenue Bonds
   V.R.D.N. Series 2000B
   (Bayerische Landesbank) FGIC
     08-01-37             3.17                100,000           100,000

Total Municipal Notes
(Cost: $260,000)                                               $260,000

Total Investments in Securities
(Cost: $62,154,797)(h)                                      $62,842,862




Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Dec. 31, 2005.

(b) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on March 31, 2006. At March 31, 2006, the value of inverse floaters represented 1.0% of net assets.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 5.1% of net assets at March 31, 2006.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA   --  ACA Financial Guaranty Corporation
     AMBAC --  Ambac Assurance Corporation
     BIG   --  Bond Investors Guarantee
     CGIC  --  Capital Guaranty Insurance Company
     FGIC  --  Financial Guaranty Insurance Company
     FHA   --  Federal Housing Authority
     FNMA  --  Federal National Mortgage Association
     FHLMC --  Federal Home Loan Mortgage Corporation
     FSA   --  Financial Security Assurance
     GNMA  --  Government National Mortgage Association
     MBIA  --  MBIA Insurance Corporation
     XLCA  --  XL Capital Assurance


--------------------------------------------------------------------------------
7 --  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2006

RiverSource Massachusetts Tax-Exempt Fund

(e)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    -- Alternative Minimum Tax -- At March 31, 2006, the value of securities subject to alternative minimum tax represented 7.4% of net assets.
     B.A.N.    -- Bond Anticipation Note
     C.P.      -- Commercial Paper
     R.A.N.    -- Revenue Anticipation Note
     T.A.N.    -- Tax Anticipation Note
     T.R.A.N.  -- Tax & Revenue Anticipation Note
     V.R.      -- Variable Rate
     V.R.D.B.  -- Variable Rate Demand Bond
     V.R.D.N.  -- Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2006.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts:

     Type of security                                            Notional amount
     ---------------------------------------------------------------------------
     Sale contracts
     U.S. Long Bond, June 2006, 20-year                                 $600,000

(h) At March 31, 2006, the cost of securities for federal income tax purposes was approximately $62,155,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                         $1,186,000

     Unrealized depreciation                                           (498,000)
     ---------------------------------------------------------------------------
     Net unrealized appreciation                                     $  688,000
     ---------------------------------------------------------------------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
8 --  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2006

Investments in Securities

RiverSource Michigan Tax-Exempt Fund

March 31, 2006 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds (95.3%)
Name of                 Coupon              Principal          Value(a)
issuer and               rate                amount
title of
issue(d)

Allen Park Public School District
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2003
   (Qualified School Bond Loan Fund)
     05-01-18             5.00%            $1,000,000        $1,048,480
Anchor Bay School District
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2003
   (Qualified School Bond Loan Fund)
     05-01-29             5.00              1,000,000         1,033,700
Commonwealth of Puerto Rico
   Unlimited General Obligation Bonds
   Public Improvement
   Series 2001 (FSA)
     07-01-16             5.50                500,000(c)        558,905
Commonwealth of Puerto Rico
   Unlimited General Obligation Bonds
   Public Improvement
   Series 2004A
     07-01-24             5.00                500,000(c)        513,550
Detroit City School District
   Unlimited General Obligation Bonds
   School Building & Site Improvement
   Series 2003B (FGIC)
   (Qualified School Bond Loan Fund)
     05-01-11             5.25              1,000,000         1,072,010
     05-01-33             5.00                500,000           514,680
Detroit
   Refunding Revenue Bonds
   Senior Lien
   Series 2003A (FSA)
     07-01-32             5.00                500,000           516,515
Detroit
   Revenue Bonds
   Second Lien
   Series 2005A (MBIA)
     07-01-30             5.00                500,000           518,310
Detroit
   Revenue Bonds
   Senior Lien
   Series 2003A (MBIA)
     07-01-34             5.00              1,375,000         1,419,550
Detroit
   Revenue Bonds
   Series 2003B (MBIA)
     07-01-32             5.25              1,500,000         1,581,059
Detroit
   Unlimited General Obligation Bonds
   Series 2001A-1 (MBIA)
     04-01-15             5.38              1,000,000         1,069,700

Municipal Bonds (continued)

Name of                 Coupon              Principal          Value(a)
issuer and               rate                amount
title of
issue(d)

Eastern Michigan University
   Prerefunded Revenue Bonds
   Series 2003A (FGIC)
     06-01-28             5.00%            $1,000,000        $1,068,060
Goodrich Area School District
   Prerefunded Unlimited General Obligation Bonds
   Series 2003B
   (Qualified School Bond Loan Fund)
     05-01-27             5.00                505,000           540,077
Goodrich Area School District
   Unrefunded Unlimited General Obligation Bonds
   Series 2003B
   (Qualified School Bond Loan Fund)
     05-01-27             5.00                495,000           512,969
Grand Rapids Building Authority
   Prerefunded Revenue Bonds
   Series 2002A (AMBAC)
     10-01-17             5.50                505,000           552,440
Grand Rapids Building Authority
   Unrefunded Revenue Bonds
   Series 2002A (AMBAC)
     10-01-17             5.50                765,000           829,505
Howell Public Schools
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2003
   (Qualified School Bond Loan Fund)
     05-01-29             5.00              1,000,000         1,033,700
Jackson
   Limited General Obligation Bonds
   Capital Appreciation
   Downtown Development
   Zero    Coupon
   Series 2001 (FSA)
     06-01-21             5.58              1,450,000(b)        722,448
L'Anse Creuse Public Schools
   Unlimited General Obligation Refunding Bonds
   Building & Site
   Series 2003
   (Qualified School Bond Loan Fund)
     05-01-11             4.00              1,000,000         1,008,670
Lansing Community College
   Limited General Obligation Bonds
   Series 2002 (FGIC)
     05-01-12             5.00              1,000,000         1,065,610
Lawton Community Schools
   Refunding Unlimited General Obligation Bonds
   Series 2001
   (Qualified School Bond Loan Fund)
     05-01-31             5.00              1,000,000         1,024,370

Municipal Bonds (continued)

Name of                 Coupon              Principal          Value(a)
issuer and               rate                amount
title of
issue(d)

Manchester Community Schools
   Prerefunded Unlimited General Obligation Bonds
   Building & Site
   Series 2001
   (Qualified School Bond Loan Fund)
     05-01-26             5.00%            $1,400,000        $1,482,096
Michigan Municipal Bond Authority
   Refunding Revenue Bonds
   Clean Water State Revolving Fund
   Series 2005
     10-01-15             5.00                500,000           535,485
Michigan Municipal Bond Authority
   Revenue Bonds
   Clean Water State Revolving Fund
   Series 2001
     10-01-14             5.00                500,000           524,670
     10-01-20             5.00              1,000,000         1,044,830
Michigan Municipal Bond Authority
   Revenue Bonds
   Clean Water State Revolving Fund
   Series 2002
     10-01-07             5.25              1,000,000         1,024,150
     10-01-20             5.38              1,000,000         1,082,050
     10-01-21             5.38              1,000,000         1,082,650
Michigan Municipal Bond Authority
   Revenue Bonds
   School District City of Detroit
   Series 2005 (FSA)
     06-01-19             5.00                500,000           525,460
Michigan Public Power Agency
   Refunding Revenue Bonds
   Belle River Project
   Series 2002A (MBIA)
     01-01-09             5.25              2,000,000         2,082,039
     01-01-13             5.25                500,000           539,020
     01-01-14             5.25                500,000           541,215
Michigan State Building Authority
   Refunding Revenue Bonds
   Facilities Program
   Series 2003 II (MBIA)
     10-15-29             5.00              1,000,000         1,036,780
Michigan State Building Authority
   Revenue Bonds
   State Police Communications System
   Series 2002 Escrowed to Maturity
     10-01-07             4.00              1,000,000(g)      1,005,740
Michigan State Building Authority
   Revenue Bonds
   State Police Communications System
   Series 2004 (MBIA)
     10-01-13             5.38                500,000           545,125

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
9 --  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2006

RiverSource Michigan Tax-Exempt Fund

Name of                 Coupon              Principal          Value(a)
issuer and               rate                amount
title of
issue(d)

Michigan State Hospital Finance Authority
   Revenue Bonds
   McLaren Health Care
   Series 2005C
     08-01-35             5.00%            $1,000,000        $1,012,570
Michigan State Hospital Finance Authority
   Revenue Bonds
   Oakwood Obligated Group
   Series 2003
     11-01-18             5.50              1,000,000         1,061,230
Michigan State Hospital Finance Authority
   Revenue Bonds
   Series 2005 (MBIA)
     11-15-36             5.00                500,000           515,850
Michigan Strategic Fund
   Refunding Revenue Bonds
   Detroit Edison
   Series 1990BB (MBIA)
     07-15-08             7.00              1,000,000         1,071,830
Plymouth-Canton Community School District
   Unlimited General Obligation Refunding Bonds
   Series 2003
   (Qualified School Bond Loan Fund)
     05-01-15             5.25                600,000           646,170
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 2002 Inverse Floater (MBIA)
     07-01-17             6.14                250,000(c,h)      309,150
Puerto Rico Public Buildings Authority
   Refunding Revenue Bonds
   Government Facilities
   Series 2002C (XLCA)
     07-01-13             5.50              1,000,000(c)      1,100,000
Saginaw Hospital Finance Authority
   Refunding Revenue Bonds
   Covenant Medical Center
   Series 2004G
     07-01-22             5.13                500,000           516,410
Saline Area Schools
   Unlimited General Obligation Bonds
   Series 2000A
   (Qualified School Bond Loan Fund)
     05-01-09             4.75              1,000,000         1,029,030

Municipal Bonds (continued)

Name of                 Coupon              Principal          Value(a)
issuer and               rate                amount
title of
issue(d)

South Lyon Community Schools
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2003 (FGIC)
     05-01-28             5.00%            $1,000,000        $1,033,890
Southfield Public Schools
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2003A
   (Qualified School Bond Loan Fund)
     05-01-22             5.25              1,025,000         1,093,460
State of Michigan
   Certificate of Participation
   Series 2004A (MBIA)
     09-01-31             4.25                750,000           759,375
State of Michigan
   Unlimited General Obligation Bonds
   Environmental Programs
   Series 2003A
     05-01-10             5.00              1,000,000         1,047,930
Summit Academy North
   Prerefunded Certificate of Participation
   Series 2001
     07-01-30             7.38                750,000           853,688
Summit Academy
   Prerefunded Certificate of Participation
   Full Term
   Series 1998
     09-01-18             7.00                480,000           514,114
Warren Consolidated School District
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2003 (FGIC)
     05-01-13             5.00                875,000           933,966
Waverly Community School
   Prerefunded Unlimited General Obligation Bonds
   Series 2000 (FGIC)
     05-01-17             5.25              1,000,000         1,059,230
Wayne State University
   Revenue Bonds
   Series 1999 (FGIC)
     11-15-19             5.25              1,000,000         1,052,340

Municipal Bonds (continued)

Name of                 Coupon              Principal          Value(a)
issuer and               rate                amount
title of
issue(d)

Western Township Utilities Authority
   Limited General Obligation Bonds
   Series 2002 (FGIC)
     01-01-08             5.00%            $1,500,000        $1,534,755
Williamston Community School District
   Unlimited General Obligation Bonds
   Series 1996 (MBIA)
   (Qualified School Bond Loan Fund)
     05-01-25             5.50              1,000,000         1,122,110
Wyandotte City School District
   Prerefunded Unlimited General Obligation Bonds
   Building & Site
   Series 2002
   (Qualified School Bond Loan Fund)
     05-01-14             5.38              1,250,000         1,355,125

Total Municipal Bonds
(Cost: $50,110,454)$50,877,841

Municipal Notes (3.0%)
Issue(e,f)           Effective                Amount           Value(a)
                        yield               payable at
                                             maturity

University of Michigan
   Refunding Revenue Bonds
   Medical Service Plan
   V.R.D.N. Series 1998 A-1
     12-01-21             3.14%              $900,000          $900,000
University of Michigan
   Refunding Revenue Bonds
   University of Michigan Hospitals
   V.R.D.N. Series 1992A
     12-01-19             3.14                700,000           700,000

Total Municipal Notes
(Cost: $1,600,000)                                           $1,600,000

Total Investments in Securities
(Cost: $51,710,454)(i)                                      $52,477,841

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Dec. 31, 2005.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 4.7% of net assets at March 31, 2006.

--------------------------------------------------------------------------------
10 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2006

RiverSource Michigan Tax-Exempt Fund

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA   -- ACA Financial Guaranty Corporation
     AMBAC -- Ambac Assurance Corporation
     BIG   -- Bond Investors Guarantee
     CGIC  -- Capital Guaranty Insurance Company
     FGIC  -- Financial Guaranty Insurance Company
     FHA   -- Federal Housing Authority
     FNMA  -- Federal National Mortgage Association
     FHLMC -- Federal Home Loan Mortgage Corporation
     FSA   -- Financial Security Assurance
     GNMA  -- Government National Mortgage Association
     MBIA  -- MBIA Insurance Corporation
     XLCA  -- XL Capital Assurance

(e) The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   -- Alternative Minimum Tax
     B.A.N.   -- Bond Anticipation Note
     C.P.     -- Commercial Paper
     R.A.N.   -- Revenue Anticipation Note
     T.A.N.   -- Tax Anticipation Note
     T.R.A.N. -- Tax & Revenue Anticipation Note
     V.R.     -- Variable Rate
     V.R.D.B. -- Variable Rate Demand Bond
     V.R.D.N. -- Variable Rate Demand Note

f) Interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2006.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts:

     Type of security                                            Notional amount
     ---------------------------------------------------------------------------
     Sale contracts
     U.S. Long Bond, June 2006, 20-year                                 $500,000

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on March 31, 2006. At March 31, 2006, the value of inverse floaters represented 0.6% of net assets.

(i) At March 31, 2006, the cost of securities for federal income tax purposes was approximately $51,710,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                         $1,015,000

     Unrealized depreciation                                           (247,000)
     ---------------------------------------------------------------------------
     Net unrealized appreciation                                     $  768,000

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
11 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2006

Investments in Securities

RiverSource Minnesota Tax-Exempt Fund

March 31, 2006 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds (93.7%)
Name of                 Coupon              Principal          Value(a)
issuer and               rate                amount
title of
issue(d,e)

Anoka County Housing & Redevelopment Authority
   Unlimited General Obligation Bonds
   Housing Development
   Series 2004 (AMBAC)
     02-01-34             5.00%            $1,355,000        $1,393,767
Anoka-Hennepin Independent School District #11
   Unlimited General Obligation Bonds
   Series 2001A
   (School District Credit Enhancement Program)
     02-01-09             5.00              2,415,000         2,499,597
     02-01-10             5.00              1,000,000         1,045,530
     02-01-13             5.00              4,175,000         4,374,899
     02-01-15             5.00              1,990,000         2,072,844
     02-01-16             5.00              2,000,000         2,083,260
Austin Housing & Redevelopment Authority
   Revenue Bonds
   Courtyard Residence Project
   Series 2000A
     01-01-32             7.25              2,000,000         2,099,400
Bloomington Independent School District #271
   Unlimited General Obligation Bonds
   Building
   Series 1999B
   (School District Credit Enhancement Program)
     02-01-15             5.00              1,500,000         1,566,105
Bloomington Independent School District #271
   Unlimited General Obligation Bonds
   Series 2001A (FSA)
   (School District Credit Enhancement Program)
     02-01-24             5.13              2,000,000(j)      2,092,460
City of Breckenridge
   Revenue Bonds
   Catholic Health Initiatives
   Series 2004A
     05-01-30             5.00              3,335,000         3,444,421
City of Chaska
   Refunding Revenue Bonds
   Generating Facilities
   Series 2005A
     10-01-20             5.25              1,165,000         1,241,133
     10-01-30             5.00              3,800,000         3,889,376
City of Maple Grove
   Revenue Bonds
   North Memorial Health Care
   Series 2005
     09-01-29             5.00              2,000,000         2,034,440

Municipal Bonds (continued)

Name of                 Coupon              Principal          Value(a)
issuer and               rate                amount
title of
issue(d,e)

City of Minneapolis
   Revenue Bonds
   Fairview Health Services
   Series 2002B (MBIA)
     05-15-14             5.50%            $2,050,000        $2,235,915
     05-15-15             5.50              2,160,000         2,350,987
     05-15-16             5.50              2,200,000         2,390,784
     05-15-17             5.50              1,295,000         1,407,302
City of Minneapolis
   Unlimited General Obligation Bonds
   Convention Center
   Series 2002
     12-01-12             5.00              1,500,000         1,575,420
City of Minneapolis
   Unlimited General Obligation Bonds
   Various Purpose
   Series 2001
     12-01-11             5.00              3,035,000         3,228,178
City of Stillwater
   Revenue Bonds
   Health System Obligation Group
   Series 2005
     06-01-19             5.00              2,505,000         2,577,144
     06-01-25             5.00              1,750,000         1,780,765
     06-01-35             5.00              3,145,000         3,160,851
Commonwealth of Puerto Rico
   Unlimited General Obligation Bonds
   Public Improvement
   Series 2001 (FSA)
     07-01-16             5.50              1,500,000(c)      1,676,715
County of Anoka
   Limited General Obligation Refunding Bonds
   Capital Improvement
   Series 2001C (MBIA)
     02-01-09             4.60              2,960,000         3,038,618
County of Ramsey
   Unlimited General Obligation Refunding Bonds
   Capital Improvement Plan
   Series 2002B
     02-01-10             5.25              2,150,000         2,273,152
     02-01-14             5.25              3,840,000         4,065,677
County of Washington
   Unlimited General Obligation Bonds
   Capital Improvement Plan
   Series 2000A
     02-01-20             5.50              1,000,000         1,061,720

Municipal Bonds (continued)

Name of                 Coupon              Principal          Value(a)
issuer and               rate                amount
title of
issue(d,e)

Edina Independent School District #273
   Unlimited General Obligation Bonds
   Series 2004
     02-01-12             4.00%            $3,700,000        $3,740,108
     02-01-22             4.25              3,000,000         2,932,200
     02-01-23             4.50              3,000,000         3,031,440
     02-01-24             4.50              3,400,000         3,451,714
Elk River Independent School District #728
   Unlimited General Obligation Bonds
   Series 2002 Inverse Floater (FSA)
   (School District Credit Enhancement Program)
     02-01-18             6.82              1,200,000(h)      1,461,720
     02-01-19             6.82              1,150,000(h)      1,392,294
     02-01-20             6.82                950,000(h)      1,144,912
     02-01-21             6.83              1,285,000(h)      1,542,218
Elk River Independent School District #728
   Unlimited General Obligation Bonds
   Series 2002A (FSA)
   (School District Credit Enhancement Program)
     02-01-16             5.00              3,000,000         3,164,580
Hennepin County
   Unlimited General Obligation Bonds
   Series 2003
     12-01-06             4.00              2,000,000         2,006,860
     12-01-23             4.75              2,000,000         2,047,680
Hopkins Independent School District #270
   Unlimited General Obligation Refunding Bonds
   Series 2002B
   (School District Credit Enhancement Program)
     02-01-09             4.00              2,925,000         2,948,195
Lake Superior Independent School District #381
   Unlimited General Obligation Bonds
   Building
   Series 2002A (FSA)
   (School District Credit Enhancement Program)
     04-01-13             5.00              1,795,000         1,912,501
Lakeville Independent School District #194
   Unlimited General Obligation Bonds
   Series 1997A
   (School District Credit Enhancement Program)
     02-01-22             5.13              2,400,000         2,460,024
Maplewood
   Revenue Bonds
   Care Institute Incorporated
   Series 1994
     01-01-24             7.75              3,775,000(b,i)    2,453,750
Marshall Independent School District #413
   Unlimited General Obligation Bonds
   Series 2003A (FSA)
   (School District Credit Enhancement Program)
     02-01-19             4.13              1,560,000         1,524,198

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2006

RiverSource Minnesota Tax-Exempt Fund

Name of                 Coupon              Principal          Value(a)
issuer and               rate                amount
title of
issue(d,e)

Metropolitan Council Minneapolis-St. Paul
   Metropolitan Area
   Unlimited General Obligation Bonds
   Transportation
   Series 2002C
     02-01-09             5.00%            $3,240,000        $3,359,653
Minneapolis & St. Paul
   Housing & Redevelopment Authority
   Revenue Bonds
   HealthPartners Obligation Group Project
   Series 2003
     12-01-12             5.25              1,000,000         1,049,110
     12-01-15             5.13              1,500,000         1,550,235
     12-01-16             5.25              1,250,000         1,301,038
Minneapolis & St. Paul
   Housing & Redevelopment Authority
   Revenue Bonds
   HealthSpan
   Series 1993A (AMBAC)
     11-15-18             4.75              5,000,000         5,046,350
Minneapolis Community Development Agency
   Revenue Bonds
   Limited Tax - Common Bond Fund
   Series 1996-1
     06-01-11             6.00                980,000           983,528
Minneapolis Community Development Agency
   Revenue Bonds
   Limited Tax - Common Bond Fund
   Series 1997A-7
     06-01-12             5.50                250,000           256,945
Minneapolis Community Development Agency
   Revenue Bonds
   Limited Tax - Common Bond Fund
   Series 2001A-2 A.M.T.
     06-01-19             5.88              1,000,000         1,065,890
Minneapolis Special School District #1
   Refunding Certificate of Participation
   Series 2002B (FSA)
   (School District Credit Enhancement Program)
     02-01-10             5.00              1,000,000         1,046,610
     02-01-11             5.00              1,040,000         1,097,273
Minneapolis Special School District #1
   Unlimited General Obligation Bonds
   Series 2001 (FSA)
   (School District Credit Enhancement Program)
     02-01-09             5.00              1,325,000         1,374,290
Minneapolis/St. Paul Housing Finance Board
   Revenue Bonds
   Single Family Housing
   Series 2005A-4 (GNMA/FNMA) A.M.T.
     12-01-37             4.70                109,970           106,444
Minneapolis-St. Paul Metropolitan Airports Commission
   Refunding Subordinated Revenue Bonds
   Series 2005C (FGIC)
     01-01-25             5.00              4,000,000         4,163,440

Municipal Bonds (continued)

Name of                 Coupon              Principal          Value(a)
issuer and               rate                amount
title of
issue(d,e)

Minneapolis-St. Paul Metropolitan Airports Commission
   Revenue Bonds
   Series 1998A (AMBAC)
     01-01-24             5.20%            $4,000,000        $4,129,920
Minneapolis-St. Paul Metropolitan Airports Commission
   Revenue Bonds
   Series 1999B (FGIC) A.M.T.
     01-01-16             5.63              2,920,000         3,064,044
Minneapolis-St. Paul Metropolitan Airports Commission
   Revenue Bonds
   Series 2001B (FGIC) A.M.T.
     01-01-16             5.75              4,875,000         5,172,619
Minneapolis-St. Paul Metropolitan Airports Commission
   Subordinated Revenue Bonds
   Series 2001C (FGIC)
     01-01-18             5.50              2,000,000         2,134,440
     01-01-32             5.25              7,000,000         7,300,159
Minneapolis-St. Paul Metropolitan Airports Commission
   Subordinated Revenue Bonds
   Series 2005A (AMBAC)
     01-01-29             5.00              1,900,000         1,969,274
Minnesota Agricultural & Economic Development Board
   Prerefunded Revenue Bonds
   Health Care System
   Series 2000A
     11-15-22             6.38              4,845,000         5,417,340
     11-15-29             6.38              2,910,000         3,253,758
Minnesota Agricultural & Economic Development Board
   Revenue Bonds
   Health Care System - Benedictine Health
   Series 1999A (MBIA)
     02-15-16             4.75              1,000,000         1,027,010
Minnesota Agricultural & Economic Development Board
   Unrefunded Revenue Bonds
   Health Care System
   Series 2000A
     11-15-22             6.38                155,000           171,232
     11-15-29             6.38                 90,000            99,384
Minnesota Higher Education Facilities Authority
   Revenue Bonds
   Macalester College
   6th Series 2004B
     03-01-17             5.00              2,395,000         2,524,306
Minnesota Higher Education Facilities Authority
   Revenue Bonds
   St. John's University
   6th Series 2005G
     10-01-22             5.00              2,000,000         2,081,240
Minnesota Higher Education Facilities Authority
   Revenue Bonds
   University of St. Thomas
   5th Series 2004Y
     10-01-34             5.25              2,800,000         2,924,712

Municipal Bonds (continued)

Name of                 Coupon              Principal          Value(a)
issuer and               rate                amount
title of
issue(d,e)

Minnesota Housing Finance Agency
   Revenue Bonds
   Residential Housing Finance
   Series 2006B A.M.T.
     07-01-26             4.75%            $1,905,000        $1,890,179
     07-01-31             4.85              2,570,000         2,558,692
     07-01-37             4.90              2,500,000         2,488,325
Minnesota Housing Finance Agency
   Revenue Bonds
   Series 2002II
   Inverse Floater A.M.T.
     07-01-33             7.63              1,200,000(h)      1,266,996
Minnesota Housing Finance Agency
   Revenue Bonds
   Single Family Mortgage
   Series 1996J A.M.T.
     07-01-21             5.60                105,000           106,508
Minnesota Housing Finance Agency
   Revenue Bonds
   Single Family Mortgage
   Series 1997K A.M.T.
     01-01-26             5.75              1,050,000         1,064,417
Minnesota Public Facilities Authority
   Prerefunded Revenue Bonds
   Series 2001A
     03-01-20             5.00              4,000,000         4,191,800
Minnesota Public Facilities Authority
   Revenue Bonds
   Series 1998A
     03-01-11             5.00              2,500,000         2,566,600
Minnesota Public Facilities Authority
   Revenue Bonds
   Series 2002B
     03-01-10             5.00              2,500,000         2,623,600
     03-01-13             5.25              2,500,000         2,705,650
     03-01-14             5.25              2,500,000         2,716,975
Minnesota Public Facilities Authority
   Revenue Bonds
   Series 2005C
     03-01-25             5.00              2,000,000         2,096,560
Minnesota State Municipal Power Agency
   Revenue Bonds
   Series 2004A
     10-01-29             5.13              3,500,000         3,622,955
Minnesota State Municipal Power Agency
   Revenue Bonds
   Series 2005
     10-01-30             5.00              2,000,000         2,047,040
Monticello Big Lake Community Hospital District
   Revenue Bonds
   Health Care Facilities
   Series 1998A
   (Radian Group Financial Guaranty)
     12-01-19             5.75              1,600,000         1,684,800

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2006

RiverSource Minnesota Tax-Exempt Fund

Name of                 Coupon              Principal          Value(a)
issuer and               rate                amount
title of
issue(d,e)

Northern Municipal Power Agency
   Refunding Revenue Bonds
   Capital Appreciation
   Zero Coupon
   Series 1989A (AMBAC)
     01-01-10             3.80%            $2,000,000(g)     $1,723,460
Northern Municipal Power Agency
   Refunding Revenue Bonds
   Series 1998B (AMBAC)
     01-01-20             4.75              5,000,000         5,111,300
Osseo Independent School District #279
   Unlimited General Obligation Bonds
   School Building
   Series 2000A
   (School District Credit Enhancement Program)
     02-01-13             5.75              3,200,000         3,445,024
     02-01-14             5.75              1,100,000         1,184,227
Osseo Independent School District #279
   Unlimited General Obligation Bonds
   Series 2002A (FSA)
   (School District Credit Enhancement Program)
     02-01-11             5.00              1,570,000         1,657,182
     02-01-12             5.00              3,455,000         3,663,993
     02-01-15             5.25              3,585,000         3,832,795
Osseo Independent School District #279
   Unlimited General Obligation Refunding Bonds
   Series 2001B
   (School District Credit Enhancement Program)
     02-01-09             5.00              2,860,000         2,958,613
Plymouth Housing & Redevelopment Authority
   Unlimited General Obligation Bonds
   Governmental Housing Project
   Series 2005
     02-01-35             5.00              2,135,000         2,222,941
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 1998DD (FSA)
     07-01-13             5.13              3,000,000(c)      3,145,590
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 2003NN (MBIA)
     07-01-32             5.00              2,820,000(c)      2,921,971
Puerto Rico Highway & Transportation Authority
   Revenue Bonds
   Series 1996Y
     07-01-13             6.25              1,650,000(c)      1,860,227
Puerto Rico Municipal Finance Agency
   Revenue Bonds
   Series 2002A (FSA)
     08-01-17             5.25              2,250,000(c)      2,418,615
Puerto Rico Public Finance Corporation
   Revenue Bonds
   Commonwealth Appropriation
   Series 2004A (MBIA)
     08-01-29             5.25              2,000,000(c)      2,143,620

Municipal Bonds (continued)

Name of                 Coupon              Principal          Value(a)
issuer and               rate                amount
title of
issue(d,e)

Shakopee
   Revenue Bonds
   St. Francis Regional Medical Center
   Series 2004
     09-01-25             5.10%            $3,300,000        $3,379,134
Southern Minnesota Municipal Power Agency
   Revenue Bonds
   Capital Appreciation
   Zero Coupon
   Series 1994A (MBIA)
     01-01-19             6.67             17,000,000(g)      9,512,519
Southern Minnesota Municipal Power Agency
   Revenue Bonds
   Series 2002A (AMBAC)
     01-01-17             5.25              6,000,000         6,550,499
Southern Minnesota Municipal Power Agency
   Revenue Bonds
   Series 2003A (MBIA)
     01-01-11             5.00              5,500,000         5,798,099
St. Cloud Housing & Redevelopment Authority
   Revenue Bonds
   State University Foundation Project
   Series 2002
     05-01-18             5.13              3,000,000         3,153,840
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   Community of Peace Academy Project
   Series 2001A
     12-01-30             7.88              2,390,000         2,550,393
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   Healtheast Project
   Series 2005
     11-15-25             6.00              1,250,000         1,352,188
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   Lyngblomsten Care Center Housing Project
   Series 1993
     11-01-06             7.13                265,000           267,525
     11-01-17             7.13              1,480,000         1,488,880
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   Rental - Lyngblomsten Housing Project
   Series 1993
     11-01-24             7.00              1,680,000         1,689,492
St. Paul Port Authority
   Revenue Bonds
   Office Building at Cedar Street
   Series 2003
     12-01-23             5.00              5,000,000         5,189,600
     12-01-27             5.13              5,350,000         5,595,940
State of Minnesota
   Unlimited General Obligation Bonds
   Series 2001
     10-01-10             5.00              5,000,000         5,277,150
     10-01-14             5.00              4,000,000         4,221,560
     10-01-15             5.00              4,455,000         4,692,763

Municipal Bonds (continued)

Name of                 Coupon              Principal          Value(a)
issuer and               rate                amount
title of
issue(d,e)

State of Minnesota
   Unlimited General Obligation Bonds
   Series 2002
     08-01-10             5.00%            $4,075,000        $4,294,602
     11-01-15             5.25              3,575,000         3,856,639
State of Minnesota
   Unlimited General Obligation Bonds
   Series 2004
     11-01-24             5.00              3,500,000         3,681,685
State of Minnesota
   Unlimited General Obligation Bonds
   Series 2005
     10-01-19             5.00              3,500,000         3,734,185
Steele County
   Revenue Bonds
   Elderly Housing Project
   Series 2000
     06-01-30             6.88              2,205,000         2,453,305
Todd Morrison Cass & Wadena Counties
   United Hospital District
   Unlimited General Obligation Bonds
   Health Care Facilities-Lakewood
   Series 2004
     12-01-34             5.00              2,500,000         2,524,325
University of Minnesota
   Revenue Bonds
   Residual Certificates
   Series 2002 Inverse Floater
     07-01-21             7.50              2,830,000(h)      3,977,508
Virginia Housing & Redevelopment Authority
   Revenue Bonds
   Series 2005
     10-01-20             5.13              1,350,000         1,370,777
Western Minnesota Municipal Power Agency
   Revenue Bonds
   Series 2003A (MBIA)
     01-01-26             5.00              7,250,000         7,539,419
     01-01-30             5.00              5,000,000         5,173,000
White Bear Lake Independent School District #624
   Unlimited General Obligation Refunding Bonds
   School Building
   Series 2002C (FSA)
   (School District Credit Enhancement Program)
     02-01-09             5.00              1,375,000         1,426,150
White Bear Lake Independent School District #624
   Unlimited General Obligation Refunding Bonds
   Series 2002B (FGIC)
   (School District Credit Enhancement Program)
     02-01-13             5.00              1,405,000         1,486,982
     02-01-14             5.00              1,480,000         1,560,038

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2006

RiverSource Minnesota Tax-Exempt Fund

Name of                 Coupon              Principal          Value(a)
issuer and               rate                amount
title of
issue(d,e)

Willmar
   Unlimited General Obligation Bonds
   Rice Memorial Hospital Project
   Series 2002 (FSA)
     02-01-11             5.00%            $1,025,000        $1,079,141
     02-01-12             5.00              1,120,000         1,184,154
     02-01-13             5.00              1,200,000         1,272,432

Total Municipal Bonds
(Cost: $336,242,330)                                       $342,799,677

Municipal Notes (5.2%)
Issue(d,e,f)          Effective                Amount          Value(a)
                         yield              payable at
                                             maturity

Center City
   Revenue Bonds
   Hazelden Foundation Project
   V.R.D.N. Series 2005
   (Bank of New York)
     11-01-35             3.18%            $1,300,000        $1,300,000
City of Minneapolis
   Refunding Revenue Bonds
   Fairview Health Services
   V.R.D.N. Series 2005B
   (Royal Bank of Canada) AMBAC
     11-15-29             3.18              3,000,000         3,000,000

Municipal Notes (continued)

Issue(d,e,f)          Effective                Amount          Value(a)
                         yield              payable at
                                             maturity

Minneapolis-St. Paul Metropolitan Airports Commission
   Subordinated Revenue Bonds
   V.R.D.N. Series 2004A-1 MBIA
     01-01-31             3.10%            $2,000,000        $2,000,000
Minnesota Higher Education Facilities Authority
   Revenue Bonds
   St. Olaf College
   V.R.D.N. 5th Series 2000H
   (Harris Trust & Savings Bank)
     10-01-30             3.18              1,350,000         1,350,000
Minnesota Higher Education Facilities Authority
   Revenue Bonds
   St. Olaf College
   V.R.D.N. 5th Series 2002M2
   (Harris Trust & Savings Bank)
     10-01-20             3.18                600,000           600,000
Minnesota Housing Finance Agency
   Revenue Bonds
   Residential Housing Finance
   V.R.D.N. Series 2005M A.M.T.
   (Lloyds TSB Bank)
     01-01-36             3.22              2,000,000         2,000,000
Robbinsdale
   Revenue Bonds
   North Memorial Healthcare-Tranche I
   V.R.D.N. Series 2003 AMBAC
     05-15-33             2.90              3,675,000         3,675,000

Municipal Notes (continued)

Issue(d,e,f)          Effective               Amount           Value(a)
                         yield              payable at
                                             maturity
Robbinsdale
   Revenue Bonds
   North Memorial Healthcare-Tranche II
   V.R.D.N. Series 2003 AMBAC
     05-15-33             3.10%            $2,950,000        $2,950,000
Roseville
   Revenue Bonds
   Northwestern College Project
   V.R.D.N. Series 2002 (M&I Bank)
     11-01-22             3.23                300,000           300,000
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   Minnesota Public Radio Project
   V.R.D.N. Series 2005
   (Allied Irish Bank)
     10-01-25             3.18              1,770,000         1,770,000

Total Municipal Notes
(Cost: $18,945,000)                                         $18,945,000

Total Investments in Securities
(Cost: $355,187,330)(k)                                    $361,744,677


Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Dec. 31, 2005.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 3.9% of net assets at March 31, 2006.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA   -- ACA Financial Guaranty Corporation
     AMBAC -- Ambac Assurance Corporation
     BIG   -- Bond Investors Guarantee
     CGIC  -- Capital Guaranty Insurance Company
     FGIC  -- Financial Guaranty Insurance Company
     FHA   -- Federal Housing Authority
     FNMA  -- Federal National Mortgage Association
     FHLMC -- Federal Home Loan Mortgage Corporation
     FSA   -- Financial Security Assurance
     GNMA  -- Government National Mortgage Association
     MBIA  -- MBIA Insurance Corporation
     XLCA  -- XL Capital Assurance

(e) The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   --  Alternative Minimum Tax -- At March 31, 2006, the value of securities subject to alternative minimum tax represented 5.7%
                  of net assets.
     B.A.N.   --  Bond Anticipation Note
     C.P.     --  Commercial Paper
     R.A.N.   --  Revenue Anticipation Note
     T.A.N.   --  Tax Anticipation Note
     T.R.A.N. --  Tax & Revenue Anticipation Note
     V.R.     --  Variable Rate
     V.R.D.B. --  Variable Rate Demand Bond
     V.R.D.N. --  Variable Rate Demand Note


--------------------------------------------------------------------------------
15 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2006

RiverSource Minnesota Tax-Exempt Fund

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2006.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on March 31, 2006. At March 31, 2006, the value of inverse floaters represented 2.9% of net assets.

(i)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at March 31, 2006, is as follows:

     Security                             Acquisition                      Cost
                                            dates
     ---------------------------------------------------------------------------
     Maplewood
     Revenue Bonds
     Care Institute Incorporated
     Series 1994
       7.75% 2024                           03-02-94                  $3,677,432

(j) Partially pledged as initial deposit on the following open interest rate futures:

     Type of security                                            Notional amount
     ---------------------------------------------------------------------------
     Sale contracts
     U.S. Long Bond, June 2006, 20-year                               $3,200,000

k) At March 31, 2006, the cost of securities for federal income tax purposes was approximately $355,187,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                        $ 9,437,000

     Unrealized depreciation                                         (2,879,000)
     ---------------------------------------------------------------------------
     Net unrealized appreciation                                    $ 6,558,000
     ---------------------------------------------------------------------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
16 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2006

Investments in Securities


RiverSource New York Tax-Exempt Fund
March 31, 2006 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds (96.3%)
Name of                 Coupon              Principal         Value (a)
issuer and               rate                amount
title of
issue(b,c)

City of New York
   Unlimited General Obligation Bonds
   Series 2000 Inverse Floater (FGIC)
     05-15-16             8.48%              $830,000(f)     $1,064,475
City of New York
   Unlimited General Obligation Bonds
   Series 2002C (XLCA)
     03-15-12             5.00              1,000,000         1,054,580
City of New York
   Unlimited General Obligation Bonds
   Series 2002E
     08-01-16             5.75              2,000,000         2,189,019
City of New York
   Unlimited General Obligation Bonds
   Series 2003I
     03-01-27             5.38              2,000,000         2,130,880
City of New York
   Unlimited General Obligation Bonds
   Series 2003J
     06-01-18             5.50              2,000,000         2,157,860
     06-01-20             5.50              2,000,000         2,157,860
City of New York
   Unlimited General Obligation Bonds
   Series 2004D
     11-01-34             5.00              1,000,000         1,023,770
City of New York
   Unlimited General Obligation Bonds
   Series 2004E (FSA)
     11-01-22             5.00                750,000           785,640
Commonwealth of Puerto Rico
   Unlimited General Obligation Bonds
   Public Improvement
   Series 2004A
     07-01-24             5.00                500,000(d)        513,550
County of Erie
   Prerefunded Unlimited General Obligation Bonds
   Series 1995B (FGIC)
     06-15-25             5.50                700,000           706,307
County of Monroe
   Unlimited General Obligation Refunding Bonds
   Public Improvement
   Series 1996 (MBIA)
     03-01-15             6.00              1,250,000         1,423,650
Liberty Development Corporation
   Revenue Bonds
   Goldman Sachs Headquarters
   Series 2005
     10-01-35             5.25                500,000           550,450
Long Island Power Authority
   Revenue Bonds
   Series 1998-8 (AMBAC)
     04-01-09             5.25              1,000,000         1,045,490

Municipal Bonds (continued)

Name of                 Coupon              Principal         Value (a)
issuer and               rate                amount
title of
issue(b,c)

Long Island Power Authority
   Revenue Bonds
   Series 2003 (CIFG)
     09-01-33             5.00%               $20,000           $20,699
Metropolitan Transportation Authority
   Prerefunded Revenue Bonds
   Series 1998A (FGIC)
     04-01-28             4.75              1,000,000         1,058,730
Metropolitan Transportation Authority
   Refunding Revenue Bonds
   Series 2002A
     01-01-16             5.75                500,000           560,965
Metropolitan Transportation Authority
   Refunding Revenue Bonds
   Series 2002A (AMBAC)
     11-15-19             5.50              1,000,000         1,089,370
Metropolitan Transportation Authority
   Revenue Bonds
   Series 2002A (FSA)
     11-15-26             5.50                750,000           814,755
Metropolitan Transportation Authority
   Revenue Bonds
   Series 2005F
     11-15-12             5.00                560,000           594,233
     11-15-35             5.00                500,000           512,245
Nassau County Tobacco Settlement Corporation
   Asset-backed Revenue Bonds
   Series 2006A-3
     06-01-46             5.13                500,000(h)        484,045
New York City Housing Development Corporation
   Revenue Bonds
   Capital Funding Program
   New York City Housing Authority Program
   Series 2005A (FGIC)
     07-01-25             5.00              1,500,000         1,562,985
New York City Industrial Development Agency
   Revenue Bonds
   Terminal One Group Association Project
   Series 2005 A.M.T.
     01-01-24             5.50                500,000           525,345
New York City Municipal Water Finance Authority
   Refunding Revenue Bonds
   Series 1996B (MBIA)
     06-15-26             5.75                320,000           324,653
New York City Municipal Water Finance Authority
   Revenue Bonds
   Series 2002A
     06-15-29             5.00              1,000,000         1,031,070
New York City Municipal Water Finance Authority
   Revenue Bonds
   Series 2004A
     06-15-39             5.00              1,000,000         1,029,050

Municipal Bonds (continued)

Name of                 Coupon              Principal         Value (a)
issuer and               rate                amount
title of
issue(b,c)

New York City Municipal Water Finance Authority
   Revenue Bonds
   Series 2005D (AMBAC)
     06-15-39             5.00%              $750,000          $775,650
New York City Transitional Finance Authority
   Prerefunded Revenue Bonds
   Future Tax Secured
   Series 1999C
     05-01-25             5.50                220,000           234,153
New York City Transitional Finance Authority
   Revenue Bonds
   Future Tax Secured
   Series 2003D
     02-01-23             5.00                500,000           521,675
     02-01-31             5.00              1,000,000         1,031,400
New York City Transitional Finance Authority
   Revenue Bonds
   Future Tax Secured
   Series 2004C
     02-01-33             5.00              1,000,000         1,032,600
New York City Trust for Cultural Resources
   Revenue Bonds
   Museum of American Folk Art
   Series 2000 (ACA)
     07-01-22             6.00              1,000,000         1,075,120
New York Counties Tobacco Trust II
   Revenue Bonds
   Tobacco Settlement Pass Thru Bonds
   Series 2001
     06-01-35             5.63                500,000           511,465
New York Mortgage Agency
   Revenue Bonds
   Series 2002 Inverse Floater A.M.T.
     04-01-32             7.15                400,000(f)        426,244
New York Power Authority
   Revenue Bonds
   Series 2000A
     11-15-30             5.25              1,000,000         1,052,550
New York State Dormitory Authority
   Prerefunded Revenue Bonds
   Series 1990B
     05-15-11             7.50                415,000           465,784
New York State Dormitory Authority
   Revenue Bonds
   Brooklyn Law School
   Series 2003B (XLCA)
     07-01-30             5.13              1,000,000         1,049,520
New York State Dormitory Authority
   Revenue Bonds
   Consolidated City University System
   Series 1993A
     07-01-13             5.75              3,000,000         3,248,939

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2006

RiverSource New York Tax-Exempt Fund

Name of                 Coupon              Principal         Value (a)
issuer and               rate                amount
title of
issue(b,c)

New York State Dormitory Authority
   Revenue Bonds
   Education
   Series 2005F
     03-15-23             5.00%              $250,000          $262,875
New York State Dormitory Authority
   Revenue Bonds
   Hospital
   Series 2004A (FHA/FSA)
     08-15-13             5.25                500,000           539,155
New York State Dormitory Authority
   Revenue Bonds
   Memorial Sloan-Kettering Center
   Series 2003-1 (MBIA)
     07-01-21             5.00              1,000,000         1,043,720
New York State Dormitory Authority
   Revenue Bonds
   Mental Health Services Facilities Improvement
   Series 2005E (FGIC)
     02-15-22             5.00                750,000           785,490
New York State Dormitory Authority
   Revenue Bonds
   Montefiore Hospital
   Series 2004 (FGIC/FHA)
     08-01-19             5.00                735,000           775,160
New York State Dormitory Authority
   Revenue Bonds
   Pratt Institute
   Series 1999
   (Radian Group Financial Guaranty)
     07-01-20             6.00              1,500,000         1,622,295
New York State Dormitory Authority
   Revenue Bonds
   Series 2002B (AMBAC)
     11-15-26             5.25              1,000,000         1,066,570
New York State Dormitory Authority
   Unrefunded Revenue Bonds
   Series 1990B
     05-15-11             7.50              1,200,000         1,313,964
New York State Energy Research & Development Authority
   Revenue Bonds
   New York State Electric & Gas
   Series 1985B (MBIA)
     10-15-15             4.00              1,000,000           992,950
New York State Energy Research & Development Authority
   Revenue Bonds
   Residual Certificates
   Series 2000 Inverse Floater (MBIA)
     01-01-21             7.51                330,000(f)        351,839
New York State Environmental Facilities Corporation
   Revenue Bonds
   New York City Municipal Water Financing Project
   Series 2004
     06-15-26             5.00              1,000,000         1,047,850

Municipal Bonds (continued)

Name of                 Coupon              Principal         Value (a)
issuer and               rate                amount
title of
issue(b,c)

New York State Environmental Facilities Corporation
   Revenue Bonds
   Revolving Funds
   New York City Municipal Water Project
   Series 2002B
     06-15-31             5.00%            $1,000,000        $1,033,800
New York State Environmental Facilities Corporation
   Revenue Bonds
   Revolving Funds
   New York City Municipal Water Project
   Series 2002K
     06-15-28             5.00              1,000,000         1,038,200
New York State Environmental Facilities Corporation
   Revenue Bonds
   Revolving Funds
   Series 2003
     06-15-32             5.00              1,000,000         1,037,220
New York State Thruway Authority
   Revenue Bonds
   Second General Resolution
   Series 2003B (FSA)
     04-01-21             4.75                835,000(g)        857,979
New York State Thruway Authority
   Revenue Bonds
   Second General Resolution
   Series 2005B (AMBAC)
     04-01-22             5.00                500,000           525,440
New York State Thruway Authority
   Revenue Bonds
   Series 2004A (MBIA)
     04-01-19             5.00              1,000,000         1,053,810
New York State Thruway Authority
   Revenue Bonds
   Series 2005G (FSA)
     01-01-24             5.00              1,000,000         1,051,280
     01-01-28             5.00                750,000           784,973
New York State Thruway Authority
   Revenue Bonds
   Transportation
   Series 2003A (MBIA)
     03-15-22             5.00              1,000,000         1,042,230
New York State Thruway Authority
   Revenue Bonds
   Transportation
   Series 2004A (AMBAC)
     03-15-12             5.25                750,000           809,018
New York State Urban Development Corporation
   Refunding Revenue Bonds
   Service Contract
   Series 2005 (FSA)
     01-01-17             5.00              1,000,000         1,066,200
New York State Urban Development Corporation
   Revenue Bonds
   Series 2002A (XLCA)
     01-01-11             5.25              1,000,000         1,065,850

Municipal Bonds (continued)

Name of                 Coupon              Principal         Value (a)
issuer and               rate                amount
title of
issue(b,c)

Niagara Falls Public Water Authority
   Prerefunded Revenue Bonds
   Series 2003A (MBIA)
     07-15-28             5.50%            $1,000,000        $1,005,800
Port Authority of New York & New Jersey
   Revenue Bonds
   Consolidated 134th
   Series 2004
     07-15-34             5.00              1,000,000         1,034,330
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 2002 Inverse Floater (MBIA)
     07-01-17             6.14                500,000(d,f)      618,300
Puerto Rico Municipal Finance Agency
   Revenue Bonds
   Series 2002A (FSA)
     08-01-17             5.25              1,000,000(d)      1,074,940
Puerto Rico Public Finance Corporation
   Revenue Bonds
   Commonwealth Appropriation
   Series 2004A (MBIA)
     08-01-29             5.25              1,000,000(d)      1,071,810
Sales Tax Asset Receivables Corporation
   Revenue Bonds
   Series 2004A (MBIA)
     10-15-23             5.00                750,000           790,973
Suffolk County Industrial Development Agency
   Revenue Bonds
   1st Mortgage Jeffersons Ferry
   Series 1999A
     11-01-28             7.25                250,000           267,868
Tobacco Settlement Financing Authority
   Asset-backed Revenue Bonds
   Series 2003A-1
     06-01-16             5.50                500,000           529,210
Tobacco Settlement Financing Authority
   Revenue Bonds
   Series 2003C-1
     06-01-14             5.50                500,000           524,115
     06-01-15             5.50                500,000           529,210
Triborough Bridge & Tunnel Authority
   Refunding Revenue Bonds
   Series 2002B
     11-15-10             5.00              2,000,000         2,103,160
     11-15-29             5.13              1,000,000         1,048,750
Triborough Bridge & Tunnel Authority
   Revenue Bonds
   Convention Center Project
   Series 1990E
     01-01-11             6.00              1,145,000         1,252,183
Westchester Tobacco Asset Securitization
   Revenue Bonds
   Series 2005
     06-01-26             5.00                875,000           868,359

Total Municipal Bonds
(Cost: $70,040,820)                                         $71,723,652

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2006

RiverSource New York Tax-Exempt Fund

Municipal Notes (2.0%)
Issue(c,e)            Effective               Amount           Value(a)
                         yield              payable at
                                             maturity
City of New York
   Unlimited General Obligation Bonds
   V.R.D.N. Series 2004H-4 (Bank of New York)
     03-01-34             3.13%              $900,000          $900,000

Municipal Notes (continued)

Issue(c,e)            Effective              Amount            Value(a)
                         yield            payable at
                                           maturity

Metropolitan Transportation Authority
   Revenue Bonds
   V.R.D.N. Series 2005G-2 (BNP Paribas)
     11-01-26             3.09%              $600,000          $600,000

Municipal Notes (continued)

Issue(c,e)            Effective               Amount           Value(a)
                        yield               payable at
                                             maturity

Total Municipal Notes
(Cost: $1,500,000)                                           $1,500,000

Total Investments in Securities
(Cost: $71,540,820)(i)                                      $73,223,652



Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Dec. 31, 2005. (b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA   --  ACA Financial Guaranty Corporation
     AMBAC --  Ambac Assurance Corporation
     BIG   --  Bond Investors Guarantee
     CGIC  --  Capital Guaranty Insurance Company
     FGIC  --  Financial Guaranty Insurance Company
     FHA   --  Federal Housing Authority
     FNMA  --  Federal National Mortgage Association
     FHLMC --  Federal Home Loan Mortgage Corporation
     GNMA  --  Government National Mortgage Association
     MBIA  --  MBIA Insurance Corporation
     XLCA  --  XL Capital Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   --  Alternative Minimum Tax -- At March 31, 2006, the value of securities subject to alternative minimum tax represented 1.3%
                  of net assets.
     B.A.N.   --  Bond Anticipation Note
     C.P.     --  Commercial Paper
     R.A.N.   --  Revenue Anticipation Note
     T.A.N.   --  Tax Anticipation Note
     T.R.A.N. --  Tax & Revenue Anticipation Note
     V.R.     --  Variable Rate
     V.R.D.B. --  Variable Rate Demand Bond
     V.R.D.N. --  Variable Rate Demand Note

(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 4.4% of net assets at March 31, 2006.

(e) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2006.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on March 31, 2006. At March 31, 2006, the value of inverse floaters represented 3.3% of net assets.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts:

     Type of security                                            Notional amount
     ---------------------------------------------------------------------------
     Sale contracts
     U.S. Long Bond, June 2006, 20-year                                 $600,000

(h) At March 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $484,665.

(i) At March 31, 2006, the cost of securities for federal income tax purposes was approximately $71,541,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                         $1,982,000

     Unrealized depreciation                                           (299,000)
     ---------------------------------------------------------------------------
     Net unrealized appreciation                                     $1,683,000

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
19 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2006

Investments in Securities

RiverSource Ohio Tax-Exempt Fund

March 31, 2006 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds (97.2%)
Name of                 Coupon              Principal          Value(a)
issuer and               rate                amount
title of
issue(b,c)

Bowling Green State University
   Revenue Bonds
   Series 2003 (AMBAC)
     06-01-12             5.00%            $1,145,000        $1,217,788
Brookville Local School District
   Unlimited General Obligation Bonds
   Series 2003 (FSA)
     12-01-18             5.25              1,000,000         1,076,210
Cincinnati City School District
   Limited General Obligation Bonds
   School Improvement
   Series 2002 (FSA)
     06-01-21             5.25              1,000,000         1,068,140
Cincinnati City School District
   Unlimited General Obligation Bonds
   Classroom Facilities Construction & Improvement
   Series 2003 (FSA)
     12-01-31             5.00                500,000           518,635
City of Cincinnati
   Unlimited General Obligation Bonds
   Series 2000
     12-01-16             5.25              1,000,000         1,064,800
City of Cleveland
   Revenue Bonds
   Series 2002K (FGIC)
     01-01-10             5.00              2,000,000         2,093,459
City of Columbus
   Prerefunded Unlimited General Obligation Bonds
   Series 1999-2
     06-15-15             5.75              1,000,000         1,087,080
Cleveland State University
   Revenue Bonds
   Series 2003A (FGIC)
     06-01-15             5.00              1,000,000         1,058,450
Cleveland State University
   Revenue Bonds
   Series 2004 (FGIC)
     06-01-24             5.25                500,000           535,555
Columbus City School District
   Unlimited General Obligation Bonds
   School Facilities Construction & Improvement
   Series 2003 (FGIC)
     12-01-11             5.00              1,000,000         1,064,170
Columbus City School District
   Unlimited General Obligation Bonds
   School Facilities Construction & Improvement
   Series 2004 (FSA)
     12-01-29             5.25                500,000           532,510
County of Cuyahoga
   Limited General Obligation Bonds
   Series 1993
     05-15-13             5.60                500,000           528,730

Municipal Bonds (continued)

Name of                 Coupon              Principal          Value(a)
issuer and               rate                amount
title of
issue(b,c)

County of Cuyahoga
   Refunding Revenue Bonds
   Series 2003A
     01-01-17             6.00%            $1,000,000        $1,118,560
     01-01-32             6.00              1,000,000         1,102,750
County of Cuyahoga
   Revenue Bonds
   Canton Incorporated Project
   Series 2000
     01-01-30             7.50                500,000           552,425
County of Montgomery
   Revenue Bonds
   Catholic Health Initiatives
   Series 2004A
     05-01-30             5.00                750,000           769,508
     05-01-32             5.00                500,000           512,665
Dayton City School District
   Unlimited General Obligation Bonds
   School Facilities Construction & Improvement
   Series 2003A (FGIC)
     12-01-27             5.00              1,250,000         1,296,313
     12-01-31             5.00              1,000,000         1,033,950
Dayton City School District
   Unlimited General Obligation Bonds
   School Facilities Construction & Improvement
   Series 2003D (FGIC)
     12-01-17             5.00              1,000,000         1,052,740
Franklin County
   Refunding Revenue Bonds
   OhioHealth Corporation
   Series 2003C
     05-15-24             5.25              1,000,000         1,051,370
Franklin County
   Refunding Revenue Bonds
   Trinity Health Credit
   Series 2005A
     06-01-20             5.00                500,000           519,320
Hamilton County Convention Facilities Authority
   Revenue Bonds
   First Lien
   Series 2004 (FGIC)
     12-01-33             5.00              1,000,000         1,033,070
Jackson
   Prerefunded Revenue Bonds
   Consolidated Health System - Jackson Hospital
   Series 1999
   (Radian Group Financial Guaranty)
     10-01-20             6.13              1,000,000         1,089,200

Municipal Bonds (continued)

Name of                 Coupon              Principal          Value(a)
issuer and               rate                amount
title of
issue(b,c)

Kenston Local School District
   Unlimited General Obligation Bonds
   School Improvement
   Series 2003 (MBIA)
     12-01-16             5.00%            $1,000,000        $1,055,910
Lakewood
   Limited General Obligation Bonds
   Series 2003
     12-01-19             5.00              1,515,000         1,583,129
Licking Heights Local School District
   Unlimited General Obligation Bonds
   Series 2004 (FGIC)
     12-01-28             5.00              1,000,000         1,035,830
Miami University
   Refunding Revenue Bonds
   Series 2005 (AMBAC)
     09-01-23             4.75                500,000           516,065
Ohio Air Quality Development Authority
   Refunding Revenue Bonds
   Pollution Control - Dayton Power
   Series 2005B (FGIC)
     01-01-34             4.80                500,000           503,680
Ohio Housing Finance Agency
   Revenue Bonds
   Residential Mortgage-backed Securities
   Series 2006A (GNMA) A.M.T.
     09-01-26             4.75                500,000           498,035
     09-01-36             4.90                500,000           500,250
Ohio Municipal Electric Generation Agency
   Refunding Revenue Bonds
   Joint Venture 5
   Series 2004 (AMBAC)
     02-15-24             4.75                750,000           766,748
Ohio State Building Authority
   State Facilities Refunding Revenue Bonds
   Adult Correctional Building Fund Projects
   Series 2001A (FSA)
     10-01-14             5.50              1,000,000         1,079,910
Ohio State Building Authority
   State Facilities Revenue Bonds
   Adult Correctional Building Fund Projects
   Series 2004A (MBIA)
     04-01-20             5.00                500,000           525,520
Ohio State Building Authority
   State Facilities Revenue Bonds
   Adult Correctional Building Fund Projects
   Series 2005A (FSA)
     04-01-22             5.00                750,000           788,228


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
20 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2006

RiverSource Ohio Tax-Exempt Fund

Name of                 Coupon              Principal          Value(a)
issuer and               rate                amount
title of
issue(b,c)

Ohio State Higher Educational Facility Commission
   Prerefunded Revenue Bonds
   Oberlin
   Series 1999
     10-01-29             5.00%              $915,000          $963,184
Ohio State Higher Educational Facility Commission
   Unrefunded Revenue Bonds
   Oberlin
   Series 1999
     10-01-29             5.00                 85,000            87,335
Ohio State University
   Revenue Bonds
   Series 2005A
     06-01-30             4.75                500,000           505,895
Ohio University
   Revenue Bonds
   Series 2006B (FSA)
     12-01-31             5.00                500,000(f)        523,535
Port of Greater Cincinnati Development Authority
   Revenue Bonds
   Sisters of Mercy
   Series 2006
     10-01-25             5.00                500,000           510,645
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 1998DD (FSA)
     07-01-13             5.13              1,000,000(d)      1,048,530
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 2002 Inverse Floater (MBIA)
     07-01-17             6.14                250,000(d,e)      309,150
Puerto Rico Highway & Transportation Authority
   Revenue Bonds
   Series 1996Y
     07-01-13             6.25                250,000(d)        281,853
Puerto Rico Municipal Finance Agency
   Revenue Bonds
   Series 2002A (FSA)
     08-01-17             5.25                750,000(d)        806,205
Puerto Rico Public Buildings Authority
   Refunding Revenue Bonds
   Government Facilities
   Series 2004J (AMBAC)
     07-01-36             5.00                500,000(d)        528,750

Municipal Bonds (continued)

Name of                 Coupon              Principal          Value(a)
issuer and                rate               amount
title of
issue(b,c)

State of Ohio
   Revenue Bonds
   Case Western Reserve University Project
   Series 2004A (AMBAC)
     12-01-27             5.00%            $1,000,000        $1,039,240
State of Ohio
   Unlimited General Obligation Bonds
   Common Schools Capital Facilities
   Series 2001A
     06-15-13             5.00              1,500,000         1,572,659
State of Ohio
   Unlimited General Obligation Bonds
   Common Schools Capital Facilities
   Series 2001B
     09-15-20             5.00              1,000,000         1,048,470
State of Ohio
   Unlimited General Obligation Bonds
   Common Schools
   Series 2003C
     03-15-10             5.00              1,000,000         1,047,280
State of Ohio
   Unlimited General Obligation Bonds
   Conservation Projects
   Series 2005A
     03-01-20             5.00                500,000           523,745
State of Ohio
   Unlimited General Obligation Bonds
   Higher Education
   Series 2003A
     05-01-11             5.00              1,000,000         1,057,700
State of Ohio
   Unlimited General Obligation Bonds
   Higher Education
   Series 2005B
     05-01-23             5.00                500,000           525,280
State of Ohio
   Unlimited General Obligation Bonds
   Highway Capital Improvements
   Series 2002G
     05-01-12             5.25                750,000           807,615
State of Ohio
   Unlimited General Obligation Bonds
   Infrastructure Improvement
   Series 2005A
     09-01-21             5.00                500,000           527,165

Municipal Bonds (continued)

Name of                 Coupon              Principal          Value(a)
issuer and               rate                amount
title of
issue(b,c)

Summit County
   Limited General Obligation Bonds
   Series 2003
     12-01-18             5.25%            $1,490,000        $1,624,010
Toledo City School District
   Unlimited General Obligation Bonds
   School Facilities Improvement
   Series 2003 (FSA)
   (School District Credit Enhancement Program)
     12-01-15             5.00              1,000,000         1,062,620
University of Akron
   Revenue Bonds
   Series 2003A (AMBAC)
     01-01-22             5.00              1,000,000(g)      1,042,890
University of Cincinnati
   Revenue Bonds
   Series 2001A (FGIC)
     06-01-14             5.50              1,000,000         1,078,810
Warren County
   Limited General Obligation Bonds
   Series 1992
     12-01-12             6.10                500,000           537,705

Total Municipal Bonds
(Cost: $50,528,758)                                         $50,890,974

Municipal Notes (1.4%)
Issue(c,h)            Effective              Amount            Value(a)
                        yield             payable at
                                           maturity

Ohio Air Quality Development Authority
   Revenue Bonds
   Pollution Control - Ohio Edison Company
   V.R.D.N. Series 1988C
   (Wachovia Bank) A.M.T.
     09-01-18             3.18%              $750,000          $750,000

Total Municipal Notes
(Cost: $750,000)                                               $750,000

Total Investments in Securities
(Cost: $51,278,758)(i)                                      $51,640,974


See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
21 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2006

RiverSource Ohio Tax-Exempt Fund



Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Dec. 31, 2005.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA   -- ACA Financial Guaranty Corporation
     AMBAC -- Ambac Assurance Corporation
     BIG   -- Bond Investors Guarantee
     CGIC  -- Capital Guaranty Insurance Company
     FGIC  -- Financial Guaranty Insurance Company
     FHA   -- Federal Housing Authority
     FNMA  -- Federal National Mortgage Association
     FHLMC -- Federal Home Loan Mortgage Corporation
     FSA   -- Financial Security Assurance
     GNMA  -- Government National Mortgage Association
     MBIA  -- MBIA Insurance Corporation
     XLCA  -- XL Capital Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   -- Alternative Minimum Tax -- At March 31, 2006, the value of securities subject to alternative minimum tax represented 3.3% of net assets.
     B.A.N.   -- Bond Anticipation Note
     C.P.     -- Commercial Paper
     R.A.N.   -- Revenue Anticipation Note
     T.A.N.   -- Tax Anticipation Note
     T.R.A.N. -- Tax & Revenue Anticipation Note
     V.R.     -- Variable Rate
     V.R.D.B. -- Variable Rate Demand Bond
     V.R.D.N. -- Variable Rate Demand Note

(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 5.7% of net assets at March 31, 2006.

(e) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on March 31, 2006. At March 31, 2006, the value of inverse floaters represented 0.6% of net assets.

(f) At March 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $526,570.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts:

     Type of security                                            Notional amount
     ---------------------------------------------------------------------------
     Sale contracts
     U.S. Long Bond, June 2006, 20-year                                 $500,000

(h) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2006.

(i) At March 31, 2006, the cost of securities for federal income tax purposes was approximately $51,279,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                           $ 695,000

    Unrealized depreciation                                            (333,000)
    ----------------------------------------------------------------------------
    Net unrealized appreciation                                       $ 362,000

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.



--------------------------------------------------------------------------------
22 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT MARCH 31, 2006



                                                              S-6328-80 E (5/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          May 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          May 31, 2006



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          May 31, 2006